Pension and other post-employment benefit plans (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ (146)	$ (220)	$ 286
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	(41)	276	11
Gains / (losses) recognized in other comprehensive income, net of tax	(186)	56	296
Major pension plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(135)	(230)	253
of which: Swiss plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(22)	(352)	(79)
of which: UK plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(78)	130	304
of which: US and German plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(35)	(8)	28
Post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(3)	7	1
Remaining plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(8)	3	31
UBS AG
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(129)	(70)	308
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	(41)	245	6
Gains / (losses) recognized in other comprehensive income, net of tax	(170)	175	314
UBS AG | Major pension plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(128)	(79)	276
UBS AG | of which: Swiss plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(15)	(201)	(56)
UBS AG | of which: UK plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(78)	130	304
UBS AG | of which: US and German plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(35)	(8)	28
UBS AG | Post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(3)	7	1
UBS AG | Remaining plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ 1	$ 3	$ 31